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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]: Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Covalent Partners LLC
Address: 930 Winter Street, Suite 2800 Waltham, MA 02451

Form 13F File Number: 28-14764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William C. Stone, Jr.
Title:   Principal, Chief Financial Officer & Chief Compliance Officer
Phone:   617-658-5508

Signature, Place, and Date of Signing:

/s/ William C. Stone, Jr.          Waltham, MA                August 10, 2012
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $240,333 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number      Name
---      --------------------      ----

NONE     N/A                       N/A

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                           FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           COM              031652100      205    42000 SH       SOLE                    42000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8   13,570 15620000 PRN      SOLE                 15620000        0        0
BANK OF AMERICA CORP           COM              060505104    4,090   500000 SH       SOLE                   500000        0        0
BARCLAYS PLC                   ADR              06738E204      188  1419300 SH  CALL SOLE                  1419300        0        0
BELO CORP                      COM SER A        080555105   14,407  2237106 SH       SOLE                  2237106        0        0
BOYD GAMING CORP               COM              103304101    3,575   496473 SH       SOLE                   496473        0        0
CITIGROUP INC                  COM              172967424      548    20000 SH       SOLE                    20000        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416   18,912   221040 SH       SOLE                   221040        0        0
COLUMBUS MCKINNON CORP         COM              199333105    6,708   444511 SH       SOLE                   444511        0        0
CUMULUS MEDIA INC              CL A             231082108   12,297  4085310 SH       SOLE                  4085310        0        0
CURRENCYSHARES EURO TR         EURO SHS         23130C108      203   645000 SH  PUT  SOLE                   645000        0        0
DANA HLDG CORP                 COM              235825205   14,814  1156423 SH       SOLE                  1156423        0        0
DELL INC                       COM              24702R101   15,599  1246900 SH       SOLE                  1246900        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206    1,059   315099 SH       SOLE                   315099        0        0
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1   12,580 13680000 PRN      SOLE                 13680000        0        0
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302    1,749   284354 SH       SOLE                   284354        0        0
GENERAL ELECTRIC CO            COM              369604103    6,106   293000 SH       SOLE                   293000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.25% 5/0   459902AQ5   13,245 12000000 PRN      SOLE                 12000000        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201   11,203   427933 SH       SOLE                   427933        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104      620   100600 SH       SOLE                   100600        0        0
LIGAND PHARMACEUTICALS         COM NEW          53220K504    2,083   122981 SH       SOLE                   122981        0        0
MGM RESORTS INTERNATIONAL      COM              552953101      223    20000 SH       SOLE                    20000        0        0
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1   55303QAE0   23,316 23000000 PRN      SOLE                 23000000        0        0
NCI BUILDING SYSTEMS INC       COM              628852204   14,197  1310860 SH       SOLE                  1310860        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109    7,848   364685 SH       SOLE                   364685        0        0
PINNACLE ENTMT INC             COM              723456109   19,387  2015318 SH       SOLE                  2015318        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      352  1300000 SH   PUT SOLE                  1300000        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109    7,354   811751 SH       SOLE                   811751        0        0
STONERIDGE INC                 COM              86183P102   12,342  1812351 SH       SOLE                  1812351        0        0
UNITED STATES NATL GAS FUND    UNIT PAR $0.001  912318201      369   562300 SH  PUT  SOLE                   562300        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    1,184   408154 SH       SOLE                   408154        0        0